Long-term deposit (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Long-term deposit
Security deposit	$ 1,161,000	$ 1,161,000
Deposit for facility construction and equipment	2,360,790	0
Total	$ 3,521,790	$ 1,161,000